Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 38,242,411	$ 68,465,342
Trade and other receivables	3,602,764	4,217,101
Other current assets	309,608	118,246
Claims receivable	120,547	314,217
Inventories	3,687,098	2,447,703
Advances and prepayments	782,125	749,681
Restricted cash	1,308,971	1,589,768
Fair value of derivatives		30,381
Total current assets	48,053,524	77,932,439
Non current assets
Advances for vessel under construction	6,539,115	2,988,903
Operating lease right-of-use assets	0	473,132
Vessels, net	832,335,059	835,152,403
Other receivables	26,427	286,915
Restricted cash	13,488,820	12,065,222
Investments in joint ventures	43,177,657	25,250,173
Deferred finance charges	385,705
Fair value of derivatives		39,744
Total non current assets	895,952,783	876,256,492
Total assets	944,006,307	954,188,931
Current liabilities
Payable to related parties	4,659,861	7,043,121
Trade accounts payable	9,974,751	9,032,690
Accrued liabilities	3,773,499	6,002,079
Operating lease liabilities		473,132
Customer deposits	968,000	968,000
Deferred income	2,995,657	2,843,994
Fair value of derivatives	141,447	37,567
Current portion of long-term debt	40,547,892	40,735,556
Total current liabilities	63,061,107	67,136,139
Non current liabilities
Fair value of derivatives	5,099,464	2,618,250
Long-term debt	311,249,321	325,247,902
Total non current liabilities	316,348,785	327,866,152
Total liabilities	379,409,892	395,002,291
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 44,549,729 shares issued and 39,584,274 shares outstanding at December 31, 2019 and 43,183,684 shares issued and 37,858,437 shares outstanding at December 31, 2020 with a par value of $0.01 per share	431,836	445,496
Treasury stock, 4,965,455 at December 31, 2019 and 5,325,247 shares at December 31, 2020 with a par value of $0.01 per share	(25,373,380)	(24,361,145)
Additional paid-in capital	499,564,087	502,419,122
Retained earnings	94,926,695	82,942,210
Accumulated other comprehensive loss	(4,952,823)	(2,259,043)
Total stockholders' equity	564,596,415	559,186,640
Total liabilities and stockholders' equity	$ 944,006,307	$ 954,188,931